Summary of Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Outstanding potential dilutive securities
Outstanding potential dilutive securities	26,129,637	13,862,360
Warrants [Member]
Outstanding potential dilutive securities
Outstanding potential dilutive securities	13,526,000	963,000
Restricted Shares granted, not yet issued [Member]
Outstanding potential dilutive securities
Outstanding potential dilutive securities	38,000	118,000
Common Stock Options [Member]
Outstanding potential dilutive securities
Outstanding potential dilutive securities	12,566,000	12,781,000